PART B

                PIMCO FUNDS: PACIFIC INVESTMENT MANAGEMENT SERIES
 ------------------------------------------------------------------------------

                       Statement of Additional Information
                                 April 27, 1998
 ------------------------------------------------------------------------------

Acquisition of the Assets of PIMCO Tax Exempt Fund (a       By and in Exchange for Shares of PIMCO Municipal Bond
Series of PIMCO Funds: Multi-Manager Series)                Fund (a Series of PIMCO Funds: Pacific Investment
840 Newport Center Drive                                    Management Series)
Newport Beach, California  92660                            840 Newport Center Drive
                                                            Newport Beach, California  92660

This Statement of Additional Information is available to the Shareholders of PIMCO Tax Exempt Fund ("Tax Exempt Fund") in connection with a proposed transaction whereby PIMCO Municipal Bond Fund ("Municipal Bond Fund"), a series of PIMCO Funds: Pacific Investment Management Series ("PIMS"), will acquire all of the assets of the Tax Exempt Fund, a series of PIMCO Funds: Multi-Manager Series ("MMS"), and certain liabilities, in exchange for shares of Municipal Bond Fund.

This Statement of Additional Information of PIMS consists of this cover page and the following documents, each of which has been filed electronically and is incorporated by reference herein:

(1) The Statement of Additional Information of PIMS dated April 1, 1998, including financial statements and report of independent accountants regarding the Municipal Bond Fund;

(2) Financial statements and report of independent accountants regarding the Tax Exempt Fund included in the June 30, 1997 Annual Report of MMS; and

(3) Financial statements regarding the Tax Exempt Fund included in the December 31, 1997 Semi-Annual Report of MMS.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated April __, 1998 relating to the reorganization of Tax Exempt Fund may be obtained by writing to PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, Connecticut 06902, Attn.: Proxy Department, or calling (800) 426-0107. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

Financial Statements

Unaudited pro forma financial statements for the Funds relating to the Reorganization, are set forth below. The following pro forma financial statements should be read in conjunction with the financial statements referred to above.

PIMCO FUNDS
March 31, 1998
Pro Forma Combined Statement of Assets and Liabilities
(unaudited)

------------------------------------- ----------- ----------------------- --- -------------- -- -- -----------------------

                                                Municipal Bond             Tax Exempt              Pro Forma     Pro Forma
                                                     Fund                      Fund               Adjustments    Combined
                                              -------------------    ------------------------    --------------  -------------------

ASSETS:
     Investments at value                 $            2,933,374  $               49,218,631  $              -    $     52,152,005
     Cash                                                    149                      49,895                 -              50,044
     Receivable for securities sold                      148,896                           -                 -             148,896
     Receivable for fund shares sold                           -                     128,788                 -             128,788
     Interest receivable                                  40,932                     716,735                 -             757,667
     Other assets                                              -                      16,500                 -              16,500
                                              -------------------    ------------------------    --------------     ----------------
         Total Assets                                  3,123,351                  50,130,549                 -           53,253,900
                                              -------------------    ------------------------    --------------     ----------------


LIABILITIES:
     Payable for investments purchased                    98,734                     976,020                 -            1,074,754
     Payable for fund shares redeemed                          -                      96,961                 -               96,961
     Accrued administration fees                             618                      16,108                 -               16,726
     Accrued investment advisory fees                        618                      12,082                 -               12,700
     Accrued shareholder servicing & distribution             -                       36,181                 -               36,181
      fees
     Distribution payable                                 11,593                     192,923                 -              204,516
     Other                                                    31                          -              24,241 (1)          24,272
                                               -------------------          ------------------    --------------      --------------
         Total Liabilities                               111,594                   1,330,275             24,241           1,466,110
                                               -------------------          ------------------    --------------

-------------------------------------------
NET ASSETS                                     $       3,011,757            $      48,800,274  $        (24,241)    $    51,787,790
                                               === ===================      ===================     ==============       ===========
     Cost of investments owned                 $       2,942,249            $      45,956,255  $              -     $    48,898,504
                                               === ===================      ===================     ==============      ============

NET ASSETS CONSIST OF:
     Paid-in capital                           $       3,021,193            $      44,980,612                 -     $    48,001,805
     Accumulated undistributed net
       investment income                                    -                         194,669           (24,241)(1)         170,428
     Accumulated undistributed net realized gain
       (loss)                                           (561)                         362,617                 -             362,056
     Net unrealized appreciation (depreciation)       (8,875)                       3,262,376                 -           3,253,501
                                               === ===================     ========================    ==============      =========
NET ASSETS                                     $       3,011,757            $      48,800,274  $        (24,241)    $    51,787,790
                                               === ===================     ========================    ==============    ===========


PIMCO FUNDS
March 31, 1998
Pro Forma Combined Statement of Assets and Liabilities
(unaudited)
------------------------------------- ----------- ----------------------- --- -------------- -- -- -----------------------

                                                Municipal Bond             Tax Exempt              Pro Forma     Pro Forma
                                                     Fund                      Fund               Adjustments    Combined
                                              -------------------    ------------------------    --------------  -------------------


SHARES OUTSTANDING:
Municipal Bond Fund
     Institutional class                                 302,110                       -                  -                 302,110
     Class A                                               -                           -               541,601              541,601
     Class B                                               -                           -               314,478              314,478
     Class C                                               -                           -             3,124,127            3,124,127
Tax Exempt Fund
     Institutional class                                   -                           -
     Class A                                               -                         541,601         (541,601)                 -
     Class B                                               -                         314,478         (314,478)                 -
     Class C                                               -                       3,124,127       (3,124,1270                 -

NET ASSET VALUE PER SHARE (2):
Municipal Bond Fund
     Institutional class                       $           9.97             $          -          $     -          $         9.97
     Class A                                                -                          -             12.26                  12.26
     Class B                                                -                          -             12.26                  12.26
     Class C                                                -                          -             12.26                  12.26
Tax Exempt Fund
     Class A                                                -                       12.26           (12.26)                    -
     Class B                                                -                       12.26           (12.26)                    -
     Class C                                                -                       12.26           (12.26)                    -


(1)  In connection with the reorganization, the shareholders of the Tax Exempt Fund will incur non-recurring reorganization costs of approximately $24,241.

(2) All amounts per share represent Net Asset Value per share. Maximum offering price of $12.64 per share for Class A reflects the 3.0% sales commission charged up front as set forth in the prospectus. Class B and C shares may be subject to a deferred sales charge depending on the length of time held.

               See Notes to Pro Forma Combined Financial Statement

PIMCO FUNDS
March 31, 1998
Pro Forma Combined Statement of Operations (unaudited)

-------------------------------------------------------- ------------------- ------------------------ -- ----- -- ------------------

                                                   Municipal Bond     Tax Exempt Fund(2)         Pro Forma     Pro Forma
                                                       Fund(1)                                  Adjustments    Combined
                                                   -----------------------------------------    ------------- -------------------

INVESTMENT INCOME:
     Interest income                              $          36,345   $           2,707,155        $      -       $     2,743,500

EXPENSES
     Investment advisory fees                                 1,779                 146,232         (24,372)             123,639
     Administration fees (Institutional shares)               1,779                       -                -               1,779
     Administration fees (Class A, B, & C shares)                                   194,975         (24,372)             170,603
     Shareholder servicing fees:
         Class A                                                  -                  14,307                -              14,307
         Class B                                                  -                   7,412                -               7,412
         Class C                                                  -                 100,141                -             100,141
     Distribution fees:
         Class A                                                  -                       -                -                   -
         Class B                                                  -                  22,235                -              22,235
         Class C                                                  -                 300,424        (100,141)             200,283
     Trustees' fees                                               7                   3,371                -               3,378
     Other                                                        -                   1,070                -               1,070
                                                   -----------------------------------------    ------------- -------------------
         Total Expenses                                       3,565                 790,167        (148,885)             644,847
                                                   -----------------                                          -------------------
                                                                    ------------------------    -------------
     NET INVESTMENT INCOME                                   32,780               1,916,988          148,885           2,098,653
                                                   ----------------------------------------- -- ------------- -------------------

     NET REALIZED AND UNREALIZED LOSS:
     Net realized gain (loss) on investments                  (561)               1,004,990                -           1,004,429
     Net unrealized appreciation (depreciation)on
       investments                                          (8,875)               1,112,602                -           1,103,727
                                                   -----------------------------------------    ------------- -------------------
         Net Gain (Loss) on Investments                     (9,436)               2,117,592                -           2,108,156
                                                   -----------------------------------------    ------------- -------------------

NET INCREASE IN ASSETS RESULTING FROM OPERATIONS
                                                      $      23,344           $ 4,034,580     $      148,885    $      4,206,809
                                                      === ==============      ==============     =============      ================

(1) For the period January 2, 1998  (commencement  of operations)  through March
    31, 1998.
(2) For the period April 1, 1997 through March 31, 1998.


               See Notes to Pro Forma Combined Financial Statement



PIMCO Funds
Pro Forma Combined Schedule of Investments (unaudited)
March 31, 1998

--------------------------------------------------------- ----------------- ----- -------------  -------------- -------------- ----
                                                                                   Principal       Municipal     Tax Exempt
Security                                                  Maturity Date     Rate   Amount          Bond Fund     Fund       Combined
--------------------------------------------------------- ----------------- ------ ------------  -------------- ----------- --------


MUNICIPAL BONDS AND NOTES

Alabama
       Huntsville HLTH SER A                               6/01/2017     5.000%    150,000  $   146,813            -    $    146,813
                                                                                                -------         ------      --------
                                                                                                146,813           -          146,813
                                                                                                -----------     ------      --------

Arizona
       PIMA County, Arizona Community College
           District                                        7/01/2016     5.000%    150,000      149,625          -           149,625

       Scottsdale, Arizona Industrial Development
          Authority  Hospital Revenue Bonds
          (AMBAC Insured), Series 1997 A                   9/01/2004     6.500%   1,130,00         -          1,264,188    1,264,188
                                                                                                 149,625      1,264,188    1,413,813
                                                                                                 -------      ---------    ---------
California
       Los Angeles County Metropolitan Transportation
           Authority                                       7/01/2018     4.750%    150,000      141,563          -           141,563

       Los Angeles County Transportation Commission,
       Sales Tax Revenue Refunding Bonds, Series 1991
           B                                               7/01/2013     6.500%  1,000,000         -          1,075,000    1,075,000

       Los Angeles Convention and Exhibition Center       12/01/2010     9.000%  1,250,000         -          1,629,688    1,629,688

       Los Angeles Convention and Exhibition Center       12/01/2020     9.000%  1,750,000         -          2,288,125    2,288,125

       San Jose Redevelopment Agency Merged Area
          Project, Tax Allocation Bonds (MBIA Insured)
          Series 1993                                      8/01/2015     6.000%    500,000         -           560,625       560,625

       San Jose Redevelopment Agency Tax Allocation
          Bonds                                            8/01/2021     5.000%  1,000,000         -           972,500       972,500

       Southern California Public Power Authority          7/01/2005     5.500%    100,000      107,750          -           107,750
                                                                                               ----------      -------      --------
                                                                                               249,313       6,525,938    6,775,251
                                                                                                --------      ---------     --------

Colorado
       E-470 Public Highway Authority Colorado
           Redevelopment                                9/01/2026        5.000%    150,000  $   144,938       1,449,375   $1,594,313
                                                                                               ----------    -----------

                                                                                                 144,938       1,449,375   1,594,313
                                                                                              -----------    -------------   -------

District of Columbia
       District of Columbia Revenue                      2/01/2011       4.750%    150,000      148,125           -          148,125

       District of Columbia Housing Finance Agency      12/01/2018       5.850%  1,000,000         -          1,028,750    1,028,750
                                                                                              ------------- -------------  ---------
                                                                                                 148,125      1,028,750    1,176,875
                                                                                              ------------- -------------  ---------
Florida
       Dade County                                      10/01/2006       7.600%  1,690,000         -          2,076,588    2,076,588

       Jacksonville Electric Authority, Bulk Power
          Supply System Revenue Bonds,
          (Prerefunded 10/01/00), Scherer
          41--A Project, Issue One, Series 1991         10/01/2021       6.750%  1,000,000         -          1,077,500    1,077,500
                                                                                              ------------    ----------   ---------

                                                                                                   -          3,154,088    3,154,088
                                                                                              -------------   -----------  ---------

Georgia
       Dawson County School District                     4/01/2012       4.900%    105,000      105,656          -           105,656

       Georgia Housing & Finance Authority              12/01/2020       5.750% 1,000,000           -          1,017,500   1,017,500

       State of Georgia, General Obligation Bond,
          Series 1993                                   12/01/2004       6.500% 2,000,000           -          2,267,500   2,267,500
                                                                                                ----------    ---------    ---------
                                                                                                105,656       3,285,000    3,390,656
                                                                                                -----------   ----------   ---------

Hawaii
       State of Hawaii, Airport System Revenue Bonds,
       Second Series of 1991                            7/01/2012        6.900% 1,000,000           -          1,180,000   1,180,000
                                                                                                 ----------   ----------   ---------


Illinois
       Chicago, Illinois Wastewater Transmission        1/01/2019        5.000% 1,000,000    $      -           967,500      967,500

       State of Illinois, Sales Tax Revenue Refunding
         Bonds, Series                                  6/15/2012        5.000% 1,000,000           -          1,108,750   1,108,750

                                                                                                 ----------   ----------- ----------
                                                                                                   -          2,076,250    2,076,250
                                                                                                 ----------   ------------ ---------
Indiana
       Indianapolis, Local Public Improvement Bonds
          Bank, Transportation Revenue Bonds, Series
          1992 and 1992 D                               2/01/2014        6.750% 1,000,000           -          1,177,500   1,177,500
                                                                                               -------- ----------------- ----------
                                                                                                   -          1,177,500    1,177,500



Massachusetts
       Massachusetts-CONS LN-SER C                      8/01/2017        5.000% 150,000         146,625          -           146,625

       Massachusetts State Health & Building
         Facilities                                     1/01/2035        3.650% 600,000            -           600,000       600,000

       METHUEN (FGIC)                                  11/01/2016        5.000% 150,000         148,875          -           148,875
                                                                                               --------- ------------------ --------
                                                                                                295,500        600,000       895,500
                                                                                               --------- ------------------ --------
Michigan
       Michigan State Building Authority Revenue
          Bonds                                        10/15/2014        5.000% 100,000          99,375          -            99,375

       Michigan State Environmental Protection
       General Obligations Bonds, Series 1992          11/01/2012        6.250% 1,100,000           -          1,263,625     -------
                                                                                                                           1,263,625
                                                                                               ---------- --------------   ---------
                                                                                                 99,375       1,263,625    1,363,000
                                                                                               ------------  ------------  ---------
Mississippi
       Mississippi State Dept. Corrections CTF         1/01/2008        4.600% 150,000         150,000          -            150,000
                                                                                             -------------- -----------    ---------

                                                                                               150,000          -            150,000
                                                                                              -------------  ----------    ---------
North Carolina
       North Carolina Municipal Power Agency,
       Catawaba Electric Revenue Bonds, (AMBAC Insured),
       Series 1992                                     1/01/2008        6.000% 1,100,000    $      -          1,105,000  $ 1,105,000
                                                                                             --------------- -----------   ---------
                                                                                                  -          1,105,000     1,105,000
                                                                                             --------------- -----------   ---------
North Dakota
       Mercer County Pollution Control Revenue Bonds,
          Series 1991                                  2/01/2019        6.900% 1,000,000
                                                                                                 -          1,078,750      1,078,750
                                                                                             -------------  ------------- ----------
                                                                                                  -         1,078,750      1,078,750
                                                                                             -------------- ------------  ----------

New Hampshire
       New Hampshire Turnpike System, Refunding
          Revenue Bonds, (FGIC Insured),
           Series 1991                                11/01/2011        6.750% 1,000,000           -          1,160,000    1,160,000
                                                                                             -------------  ----------     --------
                                                                                                  -          1,160,000     1,160,000
                                                                                              ---------     -----------   ----------


New Jersey
       New Jersey State Transportation TR FD           6/15/2018        5.000% 150,000         147,750          -            147,750

       Rutgers State University, New Jersey            5/01/2011        4.800% 150,000         150,563          -            150,563
                                                                                               ----------    ---------       -------
                                                                                               298,313          -            298,313


                                                                                               ------------  ---------     ---------

New Mexico
       Bernalillo County, New Mexico                  12/01/2013        4.750% 150,000         149,250          -            149,250

       Los Alamos County, Utility Revenue Bonds,
         Series 1994A                                  7/01/2008        6.000% 1,000,000           -          1,096,250    1,096,250
                                                                                              --------- -----------------  ---------
                                                                                               149,250       1,096,250     1,245,500
                                                                                              ---------- ----------------   --------

New York
       Metropolitan Transportation Authority
         NY Commuter                                   7/01/2021        5.500% 1,000,000           -          1,011,250    1,011,250

       New York                                        8/15/2003        6.750% 1,000,000    $      -          1,110,000    1,110,000

       New York City General Obligation Bonds,
         Series 1996 A                                 8/01/2007        7.000% 1,000,000           -          1,161,250    1,161,250

       New York City Municipal Water Finance
         Authority                                     6/15/2025        4.750% 1,000,000           -           922,500       922,500

       New York Dorm-St Clare Hosp B                   2/15/2009        4.900% 100,000          98,625          -             98,625

       New York State Dorm Authority Mental
          Health Services Revenue Bonds,
          Series 1997 B                                8/15/2005        6.000% 1,850,000           -          1,991,111    1,991,111

       New York State Environmental FACS CORP          4/01/2022        5.125% 1,000,000           -           982,500       982,500

       New York State Urban Development Corp.          1/01/2009        4.800% 100,000          98,875          -             98,875


       State of New York Thruway Authority Revenue
          Bonds, (AMBRAC-TCRS Insured), Series
          1995 A                                       4/01/2005        6.000% 1,000,000           -          1,103,750    1,103,750

       State of New York Thruway Authority Revenue
          Bonds, (MBIA Insured), Series 1995 A         4/01/2015        5.500% 1,000,000           -         ------------- ---------
                                                                                                             1,028,750     1,028,750
                                                                                                            -------------  ---------
                                                                                               197,500       9,311,111     9,508,611
                                                                                               -----------   ----------    ---------


Ohio
       Cleveland Water and Sewer Refunding and
         Improvement Revenue Bonds, (MBIA Insured),
         Series 1993 G                                  1/01/2021        5.500% 1,000,000    $      -          1,046,501   1,046,501

       Ohio State PUB FACS COMMN                       11/01/1999        4.500% 100,000         101,125            -         101,125

       Ohio State Water Development Authority
          Pollution Control Revenue Bonds,
          (MBIA Insured), Series 1995                   6/01/2005        6.000% 1,000,000           -          1,097,500   1,097,500
                                                                                                ------------  --------    ----------

                                                                                                101,125       2,144,001    2,245,126
                                                                                               -------------- ----------   ---------
Pennsylvania
       Pittsburgh , Pennsylvania General Obligation
          Bonds, (AMBAC Insured), Series 1993 A        9/01/2014        5.500% 1,525,000           -          1,647,000    1,647,000
                                                                                                -----------   ----------   ---------
                                                                                                  -          1,647,000     1,647,000
                                                                                               ------------- -----------   ---------
Puerto Rico
       Puerto Rico Commonwealth Aqueduct & Sewer       7/01/2015        5.000% 150,000         148,875          -            148,875

       Puerto Rico Indl. Tourist Edl. Med.            10/01/2018        5.000% 1,000,000           -           985,000       985,000
                                                                                                              ---------- -----------
                                                                                               148,875         985,000     1,133,875
                                                                                               -----------    ----------  ----------
South Carolina
       Piedmont Municipal Power Agency Electric
          Revenue Bonds, (MBIA Insured),
          Series 1996 B                               1/01/2013        5.250% 1,000,000           -          1,022,500     1,022,500
                                                                                               ----------    --------      ---------

                                                                                                 -          1,022,500      1,022,500
                                                                                               -----------   --------       --------

Tennessee
       Memphis-Shelby County, Tennessee ARPT SPL      9/01/2012        5.350% 1,000,000           -          1,023,750     1,023,750
                                                                                             ---------   ------------   ------------
Texas

       Beaumont, Texas Indpt Sch Dist                2/15/2016         5.000% 150,000         147,938          -             147,938

       Houston, Texas, Water & Sewer System
          Revenue Bonds, Series 1993 B              12/01/2018         5.000% 2,000,000                                  $ 1,971,982

       Pflugerville, Texas Independent School
           District                                  8/15/2017         5.000% 150,000         146,813          -             146,813

       University of Texas Revenue Bonds             8/15/2013         6.750% 735,000            -           804,823         804,823

       University of Texas Revenue Bonds,
          Series 1996                                8/15/2007         5.250% 1,000,000           -          1,063,750     1,063,750

       Waco, Texas                                   2/01/2011         4.800% 150,000         149,815          -             149,815
                                                                                              ------------   ----------   ----------

                                                                                              444,566       3,840,555      4,285,121
                                                                                               -----------   -----------    --------

Washington
       King Hospital 1 REF AMBAC                     9/01/2010         4.750% 100,000          98,500          -              98,500
                                                                                               ------------- -----------    --------

                                                                                               98,500          -              98,500
                                                                                               ------------- ------------   --------

Wisconsin
       La Crosse, Wisconsin Pollution Control
           Revenue Bonds                             9/01/2014         3.500% 900,000            -           900,000         900,000
                                                                                               -----------   -------------  --------
                                                                                                 -           900,000         900,000
                                                                                               ------------- ------------    -------
Wyoming

       Lincoln County Pollution Control Revenue
           Bonds                                    11/01/2014         3.650% 400,000             -          400,000         400,000



       Lincoln County Pollution Control Revenue
           Bonds                                   11/01/2014          3.500% 500,000            -           500,000         500,000
                                                                                            -------------- -----------     -------
                                                                                                 -           900,000         900,000
                                                                                            -------------  -----------      ------
TOTAL MUNICIPAL BONDS AND NOTES                                                             2,927,474       49,218,631    52,146,105
                                                                                            --------------  ----------    ----------

SHORT-TERM INSTRUMENTS
          State Street Global Advisors Tax
            Free Money Market                       4/1/1998           3.070%  5,900           5,900            -              5,900
                                                                                                            -----------  -----------
                                                                                               5,900            -              5,900
                                                                                   --------  ------------- - -----------

TOTAL INVESTMENTS                                                                            2,933,374     49,218,631     52,152,005

OTHER ASSETS AND LIABILITIES                                                                    78,383      (418,357)      (364,215)
                                                                                                         ---------------------------
NET ASSETS                                                                                 $ 3,011,757   $ 48,800,274  $  51,787,790
                                                                                            ===========   ============   ===========

PIMCO Funds
Notes to Pro Forma Combined Financial Statement (unaudited)
March 31, 1998
--------------------------------------------------------------------------------

Basis of Presentation:

Subject to the approval of the Agreement and Plan of Reorganization ("Plan of Reorganization") by the shareholders of the Tax Exempt Fund (the "Acquired Fund"), a series of PIMCO Funds: Multi-Manager Series ("MMS"), the Municipal Bond Fund (the "Acquiring Fund"), a series of the PIMCO Funds: Pacific Investment Management Series ("PF") would acquire all the assets of the Acquired Fund in exchange for newly issued shares of beneficial interest of the Acquiring Fund (the "Merger Shares") and the assumption by the respective Acquiring Fund of all of the liabilities of the Acquired Fund followed by a distribution of the Merger Shares to the shareholders of the Acquired Fund.

As a result of the proposed transaction, the Acquired Fund will receive a number of Class A, Class B and Class C shares of the Acquiring Fund equal in value to the value of the net assets of the Acquired Fund, net of costs incurred to effect the acquisition, being transferred and attributable to the Class A, Class B and Class C shares of the Acquired Fund. Following the transfer, each Class A, Class B and Class C share of the Acquired Fund will receive, on a tax-free basis, a number of full and fractional Class A, Class B or Class C Merger Shares of the Acquiring Fund equal in value, as of the close of business on the day of the exchange, to the value of the shareholder's Class A, Class B or Class C Acquired Fund shares.

The pro forma combined financial statements reflect the combined financial position of the PF Municipal Bond Fund with the MMS Tax Exempt Fund (hereafter the "Combined Fund") at March 31, 1998, and the pro forma combined results of operations of the Combined Fund for the period from April 1, 1997 to March 31, 1998, as though the reorganization had occurred on April 1, 1997.

The pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of how the pro forma combined financial statements would have appeared had the reorganization actually occurred. The pro forma combined financial statements should be read in conjunction with the historical financial statements of the respective portfolios.

Pro Forma Adjustments:

The pro forma combined Statements of Assets and Liabilities reflect the reclassification of capital for the Acquired Fund into shares of beneficial interest of the Acquiring Fund. Also, the paid in capital and total liabilities reflect an adjustment for $24,241 at March 31, 1998 for the MMS Tax Exempt Fund, relating to the estimated non-recurring costs to effect the reorganization including such items as legal, accounting, registration and proxy costs.

The  pro  forma  combined   Statements  of  Operations   reflect  the  following
adjustments:

         A decrease in the advisory fee paid by the MMS Tax Exempt Fund as a result of the application of the .25% advisory fee of the PF Municipal Bond Fund. Previously, the advisory fees paid by the Acquired Fund included certain administrative services which will be included under an administrative fee paid by the retail shareholders of the combined Funds as described below.

         The administration fee paid by the Class A, B and C shareholders of MMS Tax Exempt Fund was decreased as a result of the application of the .35% administration fee applicable to the corresponding share classes of the PF Municipal Bond Fund.

         The 12b-1 fee paid by the Class C shareholders of the MMS Tax Exempt Fund has been decreased by .25% to reflect the voluntary waiver undertaken by the Distributor.